Event (Unaudited) Subsequent to the Date of the Independent Auditor's Report (Detail) - USD ($)	Jan. 18, 2019	Sep. 20, 2018	Aug. 13, 2018	Jan. 30, 2018	Dec. 08, 2017	Aug. 09, 2017	Mar. 31, 2017	Oct. 19, 2016	May 04, 2016	Aug. 11, 2017
Proceeds from issuance of common stock, net of issuance costs		$ 2,200,000				$ 2,000,000		$ 9,000,000
Beginning stock price		$ 3.285		$ 13.50
Exercise price of unregistered warrants			$ 4.53	$ 4.53	$ 25.50	$ 45.00	$ 75.00		$ 117.00	$ 45.00
Issuance of unregistered warrants to purchase shares of common stock, grant date fair value		$ 2,000,000	$ 8,400,000	$ 9,700,000	$ 100,000	$ 1,500,000	$ 2,800,000	$ 5,200,000	$ 2,000,000
Unregistered warrants to purchase common stock, period					5 years	5 years	5 years		5 years
Shares issued in offering		642,438
Warrant exercisable for share of common stock			1
Net proceeds from issuance of units, net of issuance expenses		$ 2,200,000	$ 10,200,000
Class of warrant or rights, term			5 years	5 years
Warrants [Member]
Aggregate warrants sold under right offering			2,549,140
Series A Preferred Stock [Member]
Shares issued in offering			11,587
Maximum [Member]
Issuance of warrants to purchase shares of common stock				1,095,153
Private Placement [Member]
Exercise price of unregistered warrants		$ 3.16
Warrant exercisable for share of common stock		1
Class of warrant or rights, term		5 years
Subsequent Event [Member]
Beginning stock price		$ 3.285
Exercise price of unregistered warrants			$ 4.53	$ 4.53
Issuance of unregistered warrants to purchase shares of common stock, grant date fair value			$ 8.4
Unregistered warrants to purchase common stock, period			5 years
Aggregate warrants sold under right offering			11,587
Shares issued in offering		642,438
Warrant exercisable for share of common stock			1
Net proceeds from issuance of units, net of issuance expenses		$ 2,200,000	$ 10,200,000
Subsequent Event [Member] | Warrants [Member]
Exercise price of unregistered warrants				$ 15.00
Aggregate warrants sold under right offering			2,549,140
Class of warrant or rights, term				5 years
Subsequent Event [Member] | Common Stock [Member]
Proceeds from issuance of common stock, net of issuance costs	$ 2,000,000
Beginning stock price	$ 2.25
Shares issued in offering	999,000
Subsequent Event [Member] | Series A Preferred Stock [Member]
Shares issued in offering			11,587
Subsequent Event [Member] | Pre Funded Warrant [Member]
Exercise price of unregistered warrants		$ 3.275
Change in exercise price of warrants		$ 0.01
Subsequent Event [Member] | Maximum [Member] | Warrants [Member]
Issuance of warrants to purchase shares of common stock				1,095,153
Subsequent Event [Member] | Maximum [Member] | Pre Funded Warrant [Member]
Issuance of warrants to purchase shares of common stock		120,000
Subsequent Event [Member] | Private Placement [Member]
Exercise price of unregistered warrants		$ 3.16
Warrant exercisable for share of common stock		1
Class of warrant or rights, term		5 years